Income Tax - Non-capital loss carryforwards (Details) $ in Thousands	Dec. 31, 2022 CAD ($)
Income Tax
Non-capital loss carryforward	$ 52,576
2035
Income Tax
Non-capital loss carryforward	1,213
2036
Income Tax
Non-capital loss carryforward	4,069
2037
Income Tax
Non-capital loss carryforward	1,172
2038
Income Tax
Non-capital loss carryforward	7,453
2039
Income Tax
Non-capital loss carryforward	1,440
2040
Income Tax
Non-capital loss carryforward	7,109
2041
Income Tax
Non-capital loss carryforward	14,931
2042
Income Tax
Non-capital loss carryforward	$ 15,189